Note 14 Debt securities by rating (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt securities by rating [Line Items]
Carrying amount of debt securities at amortized cost	€ 34,781	€ 35,737	€ 38,877
Percentage of debt securities at amortized cost by rating	100.00%	100.00%	100.00%
BBVA AAA Rating [Member]
Debt securities by rating [Line Items]
Carrying amount of debt securities at amortized cost	€ 143	€ 151	€ 39
Percentage of debt securities at amortized cost by rating	0.40%	0.40%	0.10%
BBVA AA plus [Member]
Debt securities by rating [Line Items]
Carrying amount of debt securities at amortized cost	€ 77	€ 74	€ 6,481
Percentage of debt securities at amortized cost by rating	0.20%	0.20%	16.70%
BBVA AA Rating [Member]
Debt securities by rating [Line Items]
Carrying amount of debt securities at amortized cost	€ 76	€ 64	€ 14
Percentage of debt securities at amortized cost by rating	0.20%	0.20%	0.00%
BBVA AA Minus Rating [Member]
Debt securities by rating [Line Items]
Carrying amount of debt securities at amortized cost	€ 69	€ 48	€ 713
Percentage of debt securities at amortized cost by rating	0.20%	0.10%	1.80%
BBVA A plus Rating [Member]
Debt securities by rating [Line Items]
Carrying amount of debt securities at amortized cost	€ 62	€ 42	€ 0
Percentage of debt securities at amortized cost by rating	0.20%	0.00%	0.00%
BBVA A Rating [Member]
Debt securities by rating [Line Items]
Carrying amount of debt securities at amortized cost	€ 619	€ 590	€ 16,806
Percentage of debt securities at amortized cost by rating	1.80%	1.70%	43.20%
BBVA A Minus Rating [Member]
Debt securities by rating [Line Items]
Carrying amount of debt securities at amortized cost	€ 16,312	€ 16,736	€ 607
Percentage of debt securities at amortized cost by rating	46.90%	46.80%	1.60%
BBVA BBB Plus Rating [Member]
Debt securities by rating [Line Items]
Carrying amount of debt securities at amortized cost	€ 9,336	€ 7,919	€ 3,715
Percentage of debt securities at amortized cost by rating	26.80%	22.20%	9.60%
BBVA BBB Rating [Member]
Debt securities by rating [Line Items]
Carrying amount of debt securities at amortized cost	€ 3,853	€ 942	€ 551
Percentage of debt securities at amortized cost by rating	11.10%	2.60%	1.40%
BBVA BBB minus Rating [Member]
Debt securities by rating [Line Items]
Carrying amount of debt securities at amortized cost	€ 527	€ 4,499	€ 3,745
Percentage of debt securities at amortized cost by rating	1.50%	12.60%	9.60%
BBVA BB Plus Rating [Member]
Debt securities by rating [Line Items]
Carrying amount of debt securities at amortized cost	€ 3,120	€ 3,928	€ 5,123
Percentage of debt securities at amortized cost by rating	9.00%	11.00%	13.20%
Unclassified [Member]
Debt securities by rating [Line Items]
Carrying amount of debt securities at amortized cost	€ 587	€ 743	€ 1,083
Percentage of debt securities at amortized cost by rating	1.70%	2.10%	2.80%